Lease Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Lease Obligation [Abstract]
LEASE OBLIGATION

NOTE 10 – LEASE OBLIGATION

In connection with the acquisition of 42 Telecom on August 1, 2025, the Company assumed an operating lease for office premises located on the third and fourth floors of Hyundai Block, Valley Road, Msida, Malta. The lease commenced upon handover on July 24, 2023 and has a contractual term of five years, of which the first two years are non-cancellable and the remaining three years may be terminated by the Company with two months’ notice. Annual base rent is €60 plus VAT, payable quarterly in advance. Lease costs are included in the unaudited condensed consolidated statements of operations and comprehensive loss as selling, general and administrative expenses.

The following table summarizes operating lease assets and liabilities as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Operating Leases
Right-of-use assets	$148	$168

Operating lease liability, current portion	64	65
Operating lease liability, net of current portion	83	102
Total lease liabilities	$147	$167

Weighted Average Remaining Lease Term (in years)	2.25
Weighted Average Discount Rate	4%

The operating lease costs totaled $17 and $0, for the three months ended March 31, 2026 and 2025, respectively.

The following table presents the maturity of operating lease liabilities as of March 31, 2026:

March 31,
2026 (remaining 9 months)	$52
2027	69
2028	343
Total lease payments	154
Less: imputed interest	(7)
Total	$147

NOTE 10 – LEASE OBLIGATIONS

In connection with the acquisition of 42 Telecom on August 1, 2025, the Company assumed an operating lease for office l premises located on the third and fourth floors of Hyundai Block, Valley Road, Msida, Malta. The lease commenced upon handover on July 24, 2023 and has a contractual term of five years, of which the first two years are non-cancellable and the remaining three years may be terminated by the Company with two months’ notice. Annual base rent is €60,000 plus VAT, payable quarterly in advance.

Lease costs are included in the consolidated statements of operations as selling, general and administrative expenses.

The following is the summary of operating lease assets and liabilities:

	December 31,
	2025	2024
Operating Leases
Right-of-use assets	$167,807	$-

Operating lease liability, current portion	65,156	-
Operating lease liability, net of current portion	102,651	-
Total lease liabilities	$167,807	$-

Weighted Average Remaining Lease Term (in years)	2.5
Weighted Average Discount Rate	4%

The operating lease costs totaled $28,927 and $0, for the years ended December 31, 2025 and 2024, respectively.

The following is the summary of future minimum payments as of:

December 31,
2026	$70,579
2027	70,579
2028	35,289
Total lease payments	176,447
Less : imputed interest	(8,640)
Total	$167,807